Share Capital (Details 2) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	$ 59,299	$ 76,996
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	8,077	18,362
Sales and Marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	3,728	7,419
General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	$ 47,494	$ 51,215